UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2012


Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       May 14, 2012
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

   Form 13F File Number        Name
      28-14726                  Acme Energized, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $1,344,406 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                          FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7           COLUMN 8

                                                           VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN   MGRS      SOLE     SHARED  NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- ---------- -------- ------
3-D SYS CORP DEL               COM NEW          88554D205       399      16931 SH       DEFINED 1, 2          16931
AAR CORP                       NOTE 1.750% 2/0  000361AH8     13296   13550000 PRN      DEFINED 1, 2       13550000
AGCO CORP                      COM              001084102       628      13308 SH       DEFINED 1, 2          13308
ALPHA NATURAL RESOURCES INC    COM              02076X102       432      28395 SH       DEFINED 1, 2          28395
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3     31841   31300000 PRN      DEFINED 1, 2       31300000
APPLE INC                      COM              037833100      3200       5337 SH       DEFINED 1, 2           5337
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4     19121   18700000 PRN      DEFINED 1, 2       18700000
BABCOCK & WILCOX CO NEW        COM              05615F102       926      35973 SH       DEFINED 1, 2          35973
BE AEROSPACE INC               COM              073302101      1219      26225 SH       DEFINED 1, 2          26225
BELO CORP                      COM SER A        080555105       128      17853 SH       DEFINED 1, 2          17853
CACI INTL INC                  NOTE 2.125% 5/0  127190AD8     19720   16000000 PRN      DEFINED 1, 2       16000000
CAL DIVE INTL INC              NOTE 3.250%12/1  127914AB5     41598   41564000 PRN      DEFINED 1, 2       41564000
CALLIDUS SOFTWARE INC          COM              13123E500       211      27000 SH       DEFINED 1, 2          27000
CBS CORP NEW                   CL B             124857202      1017      30000 SH       DEFINED 1, 2          30000
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     89126    3012039 SH       DEFINED 1, 2        3012039
CF INDS HLDGS INC              COM              125269100       810       4433 SH       DEFINED 1, 2           4433
CHARLES RIV LABS INTL INC      NOTE 2.250% 6/1  159864AB3     36306   36100000 PRN      DEFINED 1, 2       36100000
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109       766      17730 SH       DEFINED 1, 2          17730
CITRIX SYS INC                 COM              177376100      1341      17000 SH       DEFINED 1, 2          17000
CLEAN HARBORS INC              COM              184496107       855      12693 SH       DEFINED 1, 2          12693
COMCAST CORP NEW               CL A             20030N101      1319      43946 SH       DEFINED 1, 2          43946
COOPER TIRE & RUBR CO          COM              216831107       991      65093 SH       DEFINED 1, 2          65093
CUMMINS INC                    COM              231021106      1064       8865 SH       DEFINED 1, 2           8865
CUMULUS MEDIA INC              CL A             231082108      3918    1122695 SH       DEFINED 1, 2        1122695
DEERE & CO                     COM              244199105      1041      12864 SH       DEFINED 1, 2          12864
DOLLAR GEN CORP NEW            COM              256677105      1163      25165 SH       DEFINED 1, 2          25165
E M C CORP MASS                COM              268648102      1464      49000 SH       DEFINED 1, 2          49000
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    140692   74990000 PRN      DEFINED 1, 2       74990000
EATON CORP                     COM              278058102       663      13297 SH       DEFINED 1, 2          13297
EBAY INC                       COM              278642103      1292      35000 SH       DEFINED 1, 2          35000
EMMIS COMMUNICATIONS CORP      CL A             291525103      1230    1500000 SH       DEFINED 1, 2        1500000
ENTRAVISION COMMUNICATIONS C   CL A             29382R107      1729    1010921 SH       DEFINED 1, 2        1010921
EQUINIX INC                    NOTE 4.750% 6/1  29444UAH9     38903   19500000 PRN      DEFINED 1, 2       19500000
EXTERRAN HLDGS INC             NOTE 4.250% 6/1  30225XAA1      2728    2750000 PRN      DEFINED 1, 2        2750000
FEDEX CORP                     COM              31428X106       898       9766 SH       DEFINED 1, 2           9766
FLOTEK INDS INC DEL            COM              343389102       494      41098 SH       DEFINED 1, 2          41098
FORD MTR CO DEL                COM PAR $0.01    345370860       802      64270 SH       DEFINED 1, 2          64270
FREEPORT-MCMORAN COPPER & GO   COM              35671D857       675      17741 SH       DEFINED 1, 2          17741
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     52358   53700000 PRN      DEFINED 1, 2       53700000
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     45403   43500000 PRN      DEFINED 1, 2       43500000
GENERAL MTRS CO                COM              37045V100       534      20832 SH       DEFINED 1, 2          20832
GOOGLE INC                     CL A             38259P508      2644       4124 SH       DEFINED 1, 2           4124
GREAT WOLF RESORTS INC         COM              391523107      5738    1003200 SH       DEFINED 1, 2        1003200
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2     47798   48159000 PRN      DEFINED 1, 2       48159000
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9     46686   47100000 PRN      DEFINED 1, 2       47100000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6      7166    6697000 PRN      DEFINED 1, 2        6697000
ICONIX BRAND GROUP INC         NOTE 1.875% 6/3  451055AB3     33334   33502000 PRN      DEFINED 1, 2       33502000
INTEL CORP                     COM              458140100       394      14018 SH       DEFINED 1, 2          14018
INTERNATIONAL BUSINESS MACHS   COM              459200101       292       1400 SH       DEFINED 1, 2           1400
INTL PAPER CO                  COM              460146103       950      27055 SH       DEFINED 1, 2          27055
ISLE OF CAPRI CASINOS INC      COM              464592104      5683     804976 SH       DEFINED 1, 2         804976
JOY GLOBAL INC                 COM              481165108       815      11088 SH       DEFINED 1, 2          11088
JPMORGAN CHASE & CO            COM              46625H100      1035      22500 SH       DEFINED 1, 2          22500
KANSAS CITY SOUTHERN           COM NEW          485170302      1051      14665 SH       DEFINED 1, 2          14665
KBR INC                        COM              48242W106       946      26615 SH       DEFINED 1, 2          26615
KENNAMETAL INC                 COM              489170100      1047      23510 SH       DEFINED 1, 2          23510
LIBERTY MEDIA CORP             DEB   3.250% 3/1 530715AR2      8700   10000000 PRN      DEFINED 1, 2       10000000
LIFEPOINT HOSPITALS INC        SDCV 3.250% 8/1  53219LAG4      9200    9200000 PRN      DEFINED 1, 2        9200000
LINCARE HLDGS INC              DBCV 2.750%11/0  532791AE0     22287   21900000 PRN      DEFINED 1, 2       21900000
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     29785   28000000 PRN      DEFINED 1, 2       28000000
MACYS INC                      COM              55616P104      1146      28850 SH       DEFINED 1, 2          28850
MCDERMOTT INTL INC             COM              580037109       500      39062 SH       DEFINED 1, 2          39062
MEDASSETS INC                  COM              584045108       571      43353 SH       DEFINED 1, 2          43353
MICROSOFT CORP                 COM              594918104      1451      45000 SH       DEFINED 1, 2          45000
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     27787   26750000 PRN      DEFINED 1, 2       26750000
MOSAIC CO NEW                  COM              61945C103       343       6205 SH       DEFINED 1, 2           6205
MTR GAMING GROUP INC           COM              553769100      2669     543664 SH       DEFINED 1, 2         543664
PARKER HANNIFIN CORP           COM              701094104       899      10638 SH       DEFINED 1, 2          10638
PHH CORP                       NOTE 4.000% 9/0  693320AN3      9518   10000000 PRN      DEFINED 1, 2       10000000
PRICELINE COM INC              COM NEW          741503403      1184       1650 SH       DEFINED 1, 2           1650
PVH CORP                       COM              693656100       872       9766 SH       DEFINED 1, 2           9766
QUALCOMM INC                   COM              747525103      1429      21000 SH       DEFINED 1, 2          21000
RADIO ONE INC                  CL D NON VTG     75040P405      1224    1261609 SH       DEFINED 1, 2        1261609
RANGE RES CORP                 COM              75281A109       774      13315 SH       DEFINED 1, 2          13315
REGIS CORP MINN                NOTE 5.000% 7/1  758932AA5     16641   12500000 PRN      DEFINED 1, 2       12500000
SAKS INC                       NOTE 2.000% 3/1  79377WAL2     66372   62100000 PRN      DEFINED 1, 2       62100000
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5     74303   74400000 PRN      DEFINED 1, 2       74400000
SBA COMMUNICATIONS CORP        NOTE 4.000%10/0  78388JAM8     39476   22500000 PRN      DEFINED 1, 2       22500000
SCHOOL SPECIALTY INC           COM              807863105       211      59524 SH       DEFINED 1, 2          59524
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AM7      4230    6000000 PRN      DEFINED 1, 2        6000000
SEAGATE TECHNOLOGY PLC         SHS              G7945M107      1105      41000 SH       DEFINED 1, 2          41000
SOLUTIA INC                    *W EXP 02/27/201 834376147         5      23686 SH       DEFINED 1, 2          23686
SPDR GOLD TRUST                GOLD SHS         78463V107    113484     700000 SH       DEFINED 1, 2         700000
TEREX CORP NEW                 COM              880779103      1207      53633 SH       DEFINED 1, 2          53633
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     25428   20543000 PRN      DEFINED 1, 2       20543000
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106      1338      28812 SH       DEFINED 1, 2          28812
UNITED RENTALS INC             COM              911363109      2091      48756 SH       DEFINED 1, 2          48756
UNITED STATES STL CORP NEW     COM              912909108      1040      35419 SH       DEFINED 1, 2          35419
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8     14750   12500000 PRN      DEFINED 1, 2       12500000
US BANCORP DEL                 COM NEW          902973304       570      18000 SH       DEFINED 1, 2          18000
V F CORP                       COM              918204108       365       2500 SH       DEFINED 1, 2           2500
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4    139629  109507000 PRN      DEFINED 1, 2      109507000
VISA INC                       COM CL A         92826C839      1038       8800 SH       DEFINED 1, 2           8800
WELLS FARGO & CO NEW           COM              949746101       785      23000 SH       DEFINED 1, 2          23000
WILLIAMS COS INC DEL           COM              969457100      1017      33000 SH       DEFINED 1, 2          33000
WILLIAMS SONOMA INC            COM              969904101      1102      29401 SH       DEFINED 1, 2          29401



